Oct. 01, 2019

PROSHARES TRUST

ProShares K-1 Free Crude Oil Strategy ETF (OILK)

ProShares Managed Futures Strategy ETF (FUT)

(each, a “Fund”)

Supplement dated April 2, 2020

to the Funds’ Statutory Prospectus

(dated October 1, 2019, each as supplemented or amended)

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With respect to ProShares K-1 Free Crude Oil Strategy ETF, the fourth paragraph contained in the section titled “Principal Investment Strategies,” is hereby replaced in its entirety with the following:

The Fund generally will not invest directly in WTI crude oil futures. The Fund expects to gain exposure to these investments by investing a portion of its assets in the ProShares Cayman Crude Oil Strategy Portfolio, a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary is advised by ProShare Advisors, the Fund’s investment advisor, and invests directly in WTI crude oil futures. Unlike the Fund, the Subsidiary is not an investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to commodity markets in accordance with applicable rules and regulations. The Fund will invest a significant portion of its total assets in the Subsidiary. Except as otherwise noted, references to the Fund’s investment strategies and risks include the investment strategies and risks of the Subsidiary.

With respect to ProShares Managed Futures Stratgey ETF, the fourth paragraph contained in the section titled “Principal Investment Strategies,” is hereby replaced in its entirety with the following:

The Fund will not invest directly in Commodity Futures Contracts. The Fund expects to gain exposure to these investments by investing a portion of its assets in the ProShares Cayman Portfolio I, a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary is advised by ProShare Advisors, the Fund’s investment advisor. Unlike the Fund, the Subsidiary is not an investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to commodity markets in accordance with applicable rules and regulations. The Subsidiary has the same investment objective as the Fund. The Fund will invest a significant portion of its total assets in the Subsidiary. Except as otherwise noted, references to the Fund’s investment strategies and risks include the investment strategies and risks of the Subsidiary

For more information, please contact the Funds at 1-866-776-5125.